Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Intangible Assets, Net [Abstract]
Software	$ 22,346,000	$ 7,695,000
Accumulated amortization	(9,665,989)	(5,269,306)
Intangible assets, net	$ 12,680,011	$ 2,425,694